Other financing arrangements - Schedule of Repayments Due for Other Financing Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 101.0
2023	101.4
2024	102.6
2025	97.4
2026	94.2
Thereafter	866.5
Total other financing arrangements	$ 1,363.1	$ 879.5